Fair Value Measurements (Tables)	9 Months Ended
Aug. 31, 2026
Fair Value Measurements [Abstract]
Schedule of Assets Measured at Fair Value

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at August 31, 2026 and November 30, 2025 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	August 31, 2026	November 30, 2025
Assets:
Investments held in Trust Account – money market funds	1	$235,645,248	$—

Schedule of Fair Value Assumptions	The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Rights:
December 18, 2025
Unit price	$9.95
Stock price	$9.80
Pre-adjusted value per right	$0.98
Market adjustment(1)	15.13%

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(1)      The Market adjustment reflects additional factors, which may include the likelihood of Business Combination occurring, market perception of lack of available or suitable targets, or possible post-acquisition decline of stock price prior to conversion of the Public Rights. The adjustment is determined by comparing traded Public Right prices to simulated model outputs. The market adjustment was determined by calibrating traded Public Rights prices as of the valuation dates.